Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)		Common Stock Shares USD ($)	Common Stock Shares Restricted Stock	Additional paid in capital USD ($)	Retained earnings (accumulated deficit) USD ($)	Accumulated other comprehensive income USD ($)
Balance at Dec. 31, 2009	$ (4,433)		$ 9		$ 100,918	$ (122,978)	$ 17,618
Balance, shares at Dec. 31, 2009			877,000
Common stock issuance for cash (in shares)			475,043
Common stock issuance for cash	313,231		5		313,226
Restricted stock issuances			51,346
Stock-based compensation	3,690				3,690
Net income	33,713					33,713
Unrealized loss on hedges, net of taxes	(648)						(648)
Reclassification adjustment for hedge gains (losses) included in net income, net of taxes	18,004	[1]					18,004
Comprehensive income	51,069
Balance at Dec. 31, 2010	363,557		14		417,834	(89,265)	34,974
Balance, shares at Dec. 31, 2010			1,403,389
Restricted stock issuances			17,642
Restricted stock forfeitures			(2,295)
Restricted stock repurchased				(528)
Stock-based compensation	4,137				4,137
Modification of Time Vesting awards to liability plan	(2,640)				(2,640)
Time Vesting awards settled in restricted stock	39				39
Net income	42,048					42,048
Reclassification adjustment for hedge gains (losses) included in net income, net of taxes	16,872	[1]					16,872
Comprehensive income	58,920
Balance at Dec. 31, 2011	424,013		14		419,370	(47,217)	51,846
Balance, shares at Dec. 31, 2011			1,418,208
Restricted stock issuances			17,494
Restricted stock forfeitures			(14,199)
Restricted stock repurchased				(1,469)
Stock-based compensation	2,463				2,463
Time Vesting awards settled in restricted stock	601				601
Net income	64,403					64,403
Reclassification adjustment for hedge gains (losses) included in net income, net of taxes	(28,623)	[1]					(28,623)
Comprehensive income	35,780
Balance at Dec. 31, 2012	$ 462,857		$ 14		$ 422,434	$ 17,186	$ 23,223
Balance, shares at Dec. 31, 2012			1,420,034

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.